Commitments and Contingencies (Details) - Schedule of Commitments for Minimum Lease Payment Under these Operating Leases	Dec. 31, 2023 USD ($)
Schedule of Commitments for Minimum Lease Payment Under these Operating Leases [Abstract]
2024	$ 11,522
Total undiscounted liabilities	11,522
Less: Imputed interest	45
Total lease liabilities	$ 11,477